Borrowings - Evolution of borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Total debt	$ 817,958	$ 635,396	$ 723,339
Issuance of senior notes	495,678	0	0
Proceeds from long-term borrowings	232,433	167,385	299,343
Payments of long-term borrowings	(602,700)	(277,913)	(165,455)
Proceeds from short term loans	106,730	257,395
Payments of short-term borrowings	(64,787)	(272,033)	$ (208,309)
Payments of interest	(39,118)	(45,473)
Accrued interest	51,005	46,470
Exchange differences and translation, net	(4,588)	32,583
Others	$ 7,909	$ 3,643